SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss	$ (53,287)		$ (79,422)	$ 245,454
Redeemable Ordinary Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic weighted-average shares outstanding	6,000,000			1,150,685
Diluted weighted-average shares outstanding	6,000,000			1,150,685
Ownership percentage				34.00%
Allocation of net loss – non-redeemable	$ (38,749)			$ 84,212
Basic net income (loss) per share	$ (0.01)			$ 0.07
Diluted net income (loss) per share	$ (0.01)			$ 0.07
Non-Redeemable Ordinary Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic weighted-average shares outstanding	2,427,500	2,133,333	2,049,099	2,203,219
Diluted weighted-average shares outstanding	2,427,500	2,133,333	2,049,099	2,203,219
Ownership percentage			100.00%	66.00%
Allocation of net loss – non-redeemable	$ (14,538)		$ (79,422)	$ 161,242
Basic net income (loss) per share	$ (0.01)		$ (0.04)	$ 0.07
Diluted net income (loss) per share	$ (0.01)		$ (0.04)	$ 0.07